CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Parent Company [Member]	Dec. 31, 2011 Predecessor [Member] Parent Company [Member]	Sep. 30, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2011 Predecessor [Member] Consolidation, Eliminations [Member]
Sales	260.5	1,051.4	0	0	260.6	1,051.4	4.6	5.6	(4.7)	(5.6)	797.7	1,079.7		1,051.4	1,077.7	0	0	797.7	1,079.7	15.6	23.4	(15.6)	(23.4)
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6	970.9	4.4	17.5	243.9	957.7	2.0	1.3	(4.7)	(5.6)	718.0	970.7		930.1	890.0	13.2	20.4	715.3	966.7	5.1	7.0	(15.6)	(23.4)
Depreciation and amortization	12.9	47.0	8.8	36.7	2.2	8.7	1.9	1.6	0	0	23.4	105.5		109.7	137.3	15.4	66.8	4.1	25.3	3.9	13.4	0	0
Selling, general and administrative	7.7	33.2	4.6	18.2	3.1	15.0	0	0	0	0	26.2	40.3		43.4	44.8	13.8	20.1	12.4	20.1	0	0.1	0	0
Restructuring	0	1.2		0.9		0.3		0		0	5.3	5.9		25.3	17.9	5.3	5.9	0	0	0	0	0	0
Impairment and other closure costs	0	86.9		86.9		0		0		0	0	661.8		294.5	17.4		496.2		165.6		0		0
Costs and Expenses	266.2	1,139.2	17.8	160.2	249.2	981.7	3.9	2.9	(4.7)	(5.6)	772.9	1,784.2		1,403.0	1,107.4	47.7	609.4	731.8	1,177.7	9.0	20.5	(15.6)	(23.4)
Operating earnings (loss)	(5.7)	(87.8)	(17.8)	(160.2)	11.4	69.7	0.7	2.7	0	0	24.8	(704.5)		(351.6)	(29.7)	(47.7)	(609.4)	65.9	(98.0)	6.6	2.9	0	0
Interest expense, net	(11.6)	(37.4)	(4.6)	(17.7)	(3.7)	(17.6)	(3.3)	(2.1)	0	0	(60.3)	(73.2)		(71.9)	(69.1)	(30.5)	(33.3)	(20.0)	(28.6)	(9.8)	(11.3)	0	0
Gain on cancellation of long-term debt	0	0									0	0		0	30.7
Foreign exchange loss on long-term debt	(3.2)	(18.8)	(3.2)	(18.8)	0	0	0	0	0	0	24.0	(9.7)		27.6	75.3	24.0	(9.7)	0	0	0	0	0	0
Equity earnings in Partnership	0	0	8.8	60.7	0	0	0	0	(8.8)	(60.7)	0	0				79.8	61.8	0	0	0	0	(79.8)	(61.8)
Other income (expense), net	0.1	14.9	1.4	6.8	(1.1)	(18.3)	(0.2)	14.2	0	12.2	(2.6)	(2.1)		(2.6)	(28.6)	(53.1)	5.7	54.6	(8.1)	51.6	0.3	(55.7)	0
Earnings (loss) before reorganization items and income taxes	(20.4)	(129.1)	(15.4)	(129.2)	6.6	33.8	(2.8)	14.8	(8.8)	(48.5)	(14.1)	(789.5)		(398.5)	(21.4)	(27.5)	(584.9)	100.5	(134.7)	48.4	(8.1)	(135.5)	(61.8)
Reorganization items, net	(3.2)	(1.2)	(10.6)	(1.2)	8.7	0	(1.3)	0	0	0	666.9	0		0	0	512.9		98.4		55.6		0
Income (loss) before income taxes	(23.6)	(130.3)	(26.0)	(130.4)	15.3	33.8	(4.1)	14.8	(8.8)	(48.5)	652.8	(789.5)		(398.5)	(21.4)	485.4		198.9		104.0		(135.5)
Income tax expense (recovery)	0.2	0.1	0.7	0	0.6	0.1	(1.1)	(0.2)	0	0.2	(1.1)	(8.4)	[1]	(19.8)	(23.1)	8.4	(57.8)	(21.4)	52.3	11.9	(2.9)	0	0
Earnings (loss) from continuing operations	(23.8)	(130.4)	(26.7)	(130.4)	14.7	33.7	(3.0)	15.0	(8.8)	(48.7)	653.9	(781.1)		(378.7)	1.7	477.0	(527.1)	220.3	(187.0)	92.1	(5.2)	(135.5)	(61.8)
Earnings (loss) from discontinued operations net of tax	(12.9)	3.1	(12.9)	3.1	(11.5)	3.1	(1.4)	0	12.9	(3.1)	(3.6)	(195.5)		(19.5)	(7.3)	(3.6)	(195.5)	(4.1)	(195.5)	0.5	0	3.6	195.5
Net earnings (loss)	(36.7)	(127.3)	(39.6)	(127.3)	3.2	36.8	(4.4)	15.0	4.1	(51.8)	650.3	(976.6)		(398.2)	(5.6)	473.4	(722.6)	216.2	(382.5)	92.6	(5.2)	(131.9)	133.7
Net (earnings) loss attributable to non-controlling interest (note 7)	1.5	(0.3)	1.5	(0.3)	0	0	0	0	0	0	(31.9)	2.6		1.3	1.2	(31.9)	2.6	0	0	0	0	0	0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(35.2)		(38.1)		3.2		(4.4)		4.1		618.4	(974.0)				441.5	(720.0)	216.2	(382.5)	92.6	(5.2)	(131.9)	133.7
Equity in earnings (loss) of subsidiaries	0		2.9		0		0		(2.9)		0	0				176.9	(254.0)	0	0	0	0	(176.9)	254.0
Net earnings (loss) attributable to the company	(35.2)	(127.6)	(35.2)	(127.6)	3.2	36.8	(4.4)	15.0	1.2	(51.8)	618.4	(974.0)		(396.9)	(4.4)	618.4	(974.0)	216.2	(382.5)	92.6	(5.2)	(308.8)	387.7

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations